Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2019 to December 31, 2021:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Balance at January 1,	31,239	38,764	40,365
Cost incurred for dry docking	36,060	6,968	11,000
Transfer to vessel held for sale and write-down of vessels	(896)	(766)	—
Dry-dock amortization	(15,383)	(13,727)	(12,601)
Balance at December 31,	51,020	31,239	38,764